Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
18. INCOME TAXES
The following table presents domestic and foreign components of loss before income taxes for the year ended December 31, 2022 and 11 months ended December 31, 2021:

	Year Ended	11 Months ended
	December 31,	December 31,
	2022	2021

Domestic	$(67,677)	$(36,787)
Foreign	(3,844)	(1,454)

	$(71,521)	$(38,241)

The Company did not pay any income taxes for the year ended December 31, 2022 and 11 months ended December 31, 2021.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2022 and December 31, 2021, are as follows:

	December 31, 2022	December 31, 2021
Deferred t ax a ssets:
Net operating loss carryforwards	$61,313	$46,553
Accruals and reserves	160	147
Stock-based compensation	5,233	744
Research and development credits	11	11
Intangible assets	11,509	32
ROU l iability	2,507	—

Gross deferred assets	80,733	47,487
Deferred t ax l iabilities:
ROU a sset	(2,289)	—
Depreciation and amortization	(2,063)	(1,420)

Total deferred tax liabilities	(4,352)	(1,420)

Total net deferred tax assets	76,381	46,067
Valuation allowance	(76,381)	(46,067)

Net deferred tax assets	$—	$—

The effective

tax rate differs from the statutory rate, primarily due to
the Company’s history of incurring losses which have not been benefited and other permanent differences.

	Year Ended December 31, 2022	11 Months Ended December 31, 2021
Component	Rate Impact	Rate Impact
Total pre-tax book income	21%	21%
State and local income taxes	11%	0%
Fair market value adjustments	14%	0%
Non-deductible executive compensation	(4)%	0%
Goodwill impairment	(2)%	0%
Transaction c osts	3%	0%
Other	0%	0%
Change in valuation allowance	(42)%	(21)%

Total:	0%	0%

Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Accordingly, the net U.S. federal and state deferred tax assets have been fully offset by a valuation allowance. The net change in the total valuation allowance was an increase of approximately $30.3 million and $8.0

million for the year ended December 31, 2022 and 11 months ended December 31, 2021, respectively.
As of December 31, 2022, the Company had net operating loss carryforwards for federal income tax purposes of $230.9 million, of which $189.4 million does not expire; federal research and development tax credits of $2.3 million, which will start to expire in
2035
; net operating loss carryforwards for state income tax purposes of $168.1 million, which will start to expire in 2033; and state research and development tax credits of $2.3 million, which do not expire.
Utilization of the net operating losses and credits may be subject to substantial annual limitation due to federal and state ownership change limitations provided by the Internal Revenue Code and similar state provisions. Such annual limitations could result in the expiration of the net operating losses and credits before their utilization. The Company has not performed a Section 382 analysis to determine if an ownership change occurred and whether the use of net operating loss carryforwards and credits carryforwards will be limited to offset future taxable income. For financial statement purposes, the Company has included the federal and state net operating losses and credits in the deferred tax assets with a full valuation allowance.
The Company files U.S., various state income tax returns as well as foreign income tax returns within Australia, Canada and the United Kingdom with varying statutes of limitations. The tax years from inception in 2013 forward remain open to examination due to the carryover of unused net operating losses and tax credits.
The Company had unrecognized tax benefits of $4.7 million as of December 31, 2022 all of which is offset by a full valuation allowance. These unrecognized tax benefits, if recognized, would not affect the effective tax rate. There were no interest or penalties accrued as of December 31, 2022.
A reconciliation of the beginning and ending amounts of unrecognized income tax benefits during the year is as follows:

Beginning balance at January 1, 2022	$4,672
Current year increase (decrease)	—
Prior year adjustment—increase (decrease)	—

Ending balance at December 31, 2022	$4,672